Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2015 $ / shares	Mar. 31, 2015 CNY (¥) shares
Consolidated Balance Sheets
Accounts receivable, allowance for doubtful accounts	$ 5,934	¥ 38,261		¥ 28,624
Non-current accounts receivable, allowance for doubtful accounts	$ 9,714	¥ 62,633		¥ 55,211
Ordinary shares, par value per share | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000		250,000,000
Ordinary shares, shares issued	73,140,147	73,140,147		73,140,147
Ordinary shares, shares outstanding	73,003,248	73,003,248		73,003,248
Treasury stock, shares	136,899	136,899		136,899